5. EQUITY TRANSACTIONS (Details - Stockbased Compensation) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Stock Based Compensation	$ 280,911	$ 50,710	$ 2,186,309	$ 202,844
Stock Options
Stock Based Compensation			$ 2,186,309	$ 202,844